Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue
The following table presents the disaggregation of the Corporation's revenue on the consolidated statements of earnings by geography and substantially autonomous utility operations.

($ millions)	2024	2023
Electric and gas revenue
United States
ITC	2,205	2,098
UNS Energy	2,731	2,707
Central Hudson	1,366	1,329
Canada
FortisBC Energy	1,538	1,766
FortisAlberta	770	699
FortisBC Electric	481	460
Newfoundland Power	770	759
Maritime Electric	277	258
FortisOntario	235	217
Caribbean
Caribbean Utilities	402	388
FortisTCI	118	108
Total electric and gas revenue	10,893	10,789
Other services revenue	350	374
Revenue from contracts with customers	11,243	11,163
Alternative revenue	169	150
Other revenue	96	204
Total revenue	11,508	11,517